Cover	Nov. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2020
Entity File Number	0-52423
Entity Registrant Name	AECOM
Entity Central Index Key	0000868857
Entity Tax Identification Number	61-1088522
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1999 Avenue of the Stars
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	213
Local Phone Number	593-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ACM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false